Note 7 - Deposits	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]

NOTE 7 - DEPOSITS

The following is a detail of deposit accounts:

(Dollars in thousands)	December 31,
	2014	2013
Noninterest bearing deposits	$48,700	$41,295
Interest bearing
NOW	62,210	63,205
Money market	70,166	47,172
Savings	29,315	27,626
Time, less than $250,000	114,410	119,981
Time, $250,000 and over	6,233	16,549
Total deposits	$331,034	$315,828

At December 31, 2014 and 2013, the Bank had approximately $13,237,000 and $3,800,000, respectively, in time deposits from customers outside its market area. This includes $12,283,000 and $1,240,000 in brokered and wholesale deposits in 2014 and 2013, respectively. Contractual rates of interest on brokered and wholesale deposits outstanding at December 31, 2014, ranged from a low of 0.25% to a high of 0.30%. Brokered and wholesale deposits outstanding at December 31, 2013 consisted of a single deposit account with a rate of 3.25%.

At December 31, 2014 the scheduled maturities of time deposits are as follows:

(Dollars in thousands)
2015	$105,760
2016	14,575
2017	10
2018	258
2019	40
$120,643